VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—96.6%
Diversified—38.0%
Energy Transfer LP	155,360	$ 3,182
Enterprise Products Partners LP	54,358	1,775
Keyera Corp.	32,212	914
Kinder Morgan, Inc.	91,298	2,509
MPLX LP	52,365	2,723
ONEOK, Inc.	42,252	4,106
Pembina Pipeline Corp.	55,596	2,007
Targa Resources Corp.	23,532	4,631
		21,847

Downstream/Other—5.4%
Chart Industries, Inc.(1)	4,135	875
Kodiak Gas Services, Inc.	24,583	1,150
Koninklijke Vopak N.V.	9,258	425
Sunoco LP	11,964	674
		3,124

Electric, LDC & Power—11.2%
Alliant Energy Corp.	12,724	749
Entergy Corp.	8,388	680
NextEra Energy, Inc.	12,343	883
NiSource, Inc.	20,781	775
OGE Energy Corp.	16,641	703
PPL Corp.	23,024	774
Sempra	22,530	1,869
		6,433

Gathering/Processing—9.0%
DT Midstream, Inc.	25,280	2,555
Hess Midstream LP Class A	20,429	828
Kinetik Holdings, Inc. Class A	10,880	701
	Shares	Value

Gathering/Processing—continued
Western Midstream Partners LP	26,934	$ 1,108
		5,192

Liquefied Natural Gas—12.0%
Cheniere Energy, Inc.	22,483	5,028
Golar LNG Ltd.	27,640	1,127
Venture Global, Inc. Class A(1)	34,729	710
		6,865

Natural Gas Pipelines—11.4%
TC Energy Corp.	71,013	3,199
Williams Cos., Inc. (The)	60,162	3,335
		6,534

Petroleum Transportation & Storage—9.6%
Enbridge, Inc.	42,632	1,843
Gibson Energy, Inc.	48,944	826
Plains GP Holdings LP Class A	108,119	2,287
South Bow Corp.	22,524	538
		5,494

Total Common Stocks & MLP Interests (Identified Cost $40,382)		55,489

Total Long-Term Investments—96.6% (Identified Cost $40,382)		55,489

	Shares	Value

Short-Term Investment—3.8%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.264%)(2)	2,170,897	$ 2,171
Total Short-Term Investment (Identified Cost $2,171)		2,171

TOTAL INVESTMENTS—100.4% (Identified Cost $42,553)		$57,660
Other assets and liabilities, net—(0.4)%		(248)
NET ASSETS—100.0%		$57,412

Abbreviations:
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	81%
Canada	16
Bermuda	2
Netherlands	1
Total	100%
† % of total investments as of January 31, 2025.
The following table summarizes the value of the Fund’s investments as of January 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks & MLP Interests	$55,489	$55,064	$425
Money Market Mutual Fund	2,171	2,171	—
Total Investments	$57,660	$57,235	$425
There were no securities valued using significant unobservable inputs (Level 3) at January 31, 2025.
There were no transfers into or out of Level 3 related to securities held at January 31, 2025.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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